Description of business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1. Description of business

Höegh LNG Partners LP (the “Partnership”) was formed under the laws of the Marshall Islands on April 28, 2014 as an indirect 100% owned subsidiary of Höegh LNG Holdings Ltd. (“Höegh LNG”) for the purpose of acquiring Höegh LNG’s interests in Hoegh LNG Lampung Pte. Ltd., PT Hoegh LNG Lampung (the owner of the
PGN FSRU Lampung
), SRV Joint Gas Ltd. (the owner of the
Neptune
), and SRV Joint Gas Two Ltd. (the owner of the
Cape Ann
) in connection with the Partnership’s initial public offering of its common units (the “IPO”) in August 2014.

On August 12, 2014, the Partnership completed its IPO. Prior to the closing of the IPO, Höegh LNG contributed to the Partnership all of its equity interests and loans and promissory notes due to it and affiliates in each of the entities owning the
Neptune
, the
Cape Ann
and the
PGN FSRU Lampung
. The transfer of the interests was recorded at Höegh LNG’s consolidated book values. At the closing of the IPO (including the exercise by the underwriters of the option to purchase an additional 1,440,000 common units), (i) 11,040,000 common units were sold to the public for net proceeds, after deduction of offering expenses, of $203.5 million; (ii) Höegh LNG owned 2,116,060 common units and 13,156,060 subordinated units, representing approximately 58% of the limited partner interests in the Partnership, and 100% of the incentive distribution rights (“IDRs”) and (iii) a wholly owned subsidiary of Höegh LNG owned the non-economic general partner interest in the Partnership.

Under the partnership agreement, the general partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. Four of the seven board members were elected by the common unitholders at the Partnership’s first annual meeting of unitholders held on September 24, 2014. As a result, Höegh LNG, as the owner of the general partner, does not have the power to control the Partnership’s board of directors or the Partnership, and the Partnership is not considered to be under the control of Höegh LNG for United States generally accepted accounting principles (“US GAAP”) purposes. Therefore, the sale of a business from Höegh LNG to the Partnership is a change of control. As a result, the Partnership accounts for acquisitions of businesses under the purchase method of accounting and not as transfers of entities under common control.

On October 1, 2015, the Partnership closed the acquisition of 100% of the shares in Höegh LNG FSRU III Ltd., the entity that indirectly owned the floating storage and regasification unit ("FSRU") the
Höegh Gallant
(the "
Höegh Gallant
entities"), as further described in note 4. The
Höegh Gallant
was constructed by Hyundai Heavy Industries Co., Ltd. (“HHI”) and was delivered to Höegh LNG in November 2014.

In December 2016, the Partnership issued and sold 6,588,389 common units in an underwritten public offering for net proceeds of $111.5 million (refer to note 24) primarily to fund the purchase price of the acquisition of a 51% ownership interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the FSRU
Höegh Grace
(the "
Höegh Grace
entities")
,
in January 2017 (refer to note 3).

On January 3, 2017, the Partnership closed the acquisition of a 51% ownership interest in Höegh Colombia Holding Ltd. On January 1, 2017, the Partnership entered an agreement with Höegh LNG, under which Höegh LNG granted to the Partnership the authority to make decisions about operations of Höegh LNG Colombia Holding Ltd. from January 1, 2017 to the closing date of the acquisition. As a result, the Partnership has recorded the results of operations of the
Höegh Grace
entities in its consolidated statement of income from January 1, 2017. Refer to note 3.

On October 5, 2017, the Partnership issued 4,600,000 8.75% Series A cumulative redeemable preferred units (the “Series A preferred units”) for proceeds, net of underwriting discounts and expenses, of $110.9 million. Refer to note 24. A portion of the net proceeds was used to repay outstanding debt under the seller's credit note related to the
Höegh Gallant
acquisition and outstanding debt under the revolving credit facility.

On December 1, 2017, the Partnership closed the acquisition of the remaining 49% ownership interest in the
Höegh Grace
entities with a combination of cash remaining from the net proceeds from the issuance of Series A preferred units and draws on the revolving credit facility. Refer to note 3.

On January 26, 2018, the Partnership entered into sales agreement with B. Riley FBR Inc. (the “Agent”). Under the terms of the sales agreement, the Partnership may offer and sell up to $120 million aggregate offering amount of common units and 8.75% Series A cumulative redeemable preferred units (“Series A preferred units”), from time to time, through the Agent, acting as agent for the Partnership (the “ATM Program”). Sales of such units may be made in negotiated transactions or transactions that are deemed to be “at the market” offerings, including sales made directly on the New York Stock Exchange or through a market marker other than on an exchange. Refer to note 24.

The interests in SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., collectively, are referred to as the “joint ventures” and the remaining entities owned by the Partnership, as reflected in the table below are, collectively, referred to as the “subsidiaries” in these consolidated financial statements. The
PGN FSRU Lampung
, the
Höegh Gallant
, the
Höegh Grace
, the
Neptune
and the
Cape Ann
are FSRUs and, collectively, referred to in these consolidated financial statements as the vessels or the “FSRUs.” The Tower Yoke Mooring System (the “Mooring”) is an offshore installation that is used to moor the
PGN FSRU Lampung
to offload the gas into an offshore pipe that transports the gas to a land terminal. PT Hoegh LNG Lampung, Hoegh LNG Cyprus Limited, the owner of the
Höegh Gallant
, Höegh LNG FSRU IV Ltd., the owner of the
Höegh Grace
, and the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are collectively referred to as the “FSRU-owning entities.”

The
Neptune
and the
Cape Ann
operate under long-term time charters with expiration dates in 2029 and 2030, respectively, and, in each case, with an option for the charterer, Global LNG Supply SA, a subsidiary of Total S.A. (“Total”), to extend for up to one additional period of ten years or two additional periods of five years each. The
PGN FSRU Lampung
, operates under a long term time charter which started in July 2014 with an expiration date in 2034, with an option for the charterer to extend for up to two additional periods of five years each, and uses the Mooring that was constructed, installed and sold to the charterer, PT PGN LNG Indonesia (“PGN LNG”), a subsidiary of PT Perusahaan Gas Negara (Persero) Tbk (“PGN”), a subsidiary of PT Pertamina, a government-controlled, Indonesian oil and gas producer, natural gas transportation and distribution company
. The
Höegh Gallant
operates under a long term time charter which started in April 2015 with an expiration date in April 2020 with Hoegh LNG Egypt LLC (“EgyptCo”), a subsidiary of Höegh LNG. EgyptCo had a charter with the government-owned Egyptian Natural Gas Holding Company (“EGAS”) until October 2018. EgyptCo has an LNG carrier time charter to a third party from October 2018 until April 2020. Pursuant to an option agreement, the Partnership has the right to cause Höegh LNG to charter the
Höegh Gallant
from the expiration or termination of the EgyptCo charter until July 2025. The
Höegh Grace
operates under a long term time charter which started in December 2016 with Sociedad Portuaria El Cayao S.A. E.S.P. ("SPEC"). SPEC is owned 51% by Promigas S.A. ESP, a Colombian company focused on the transportation and distribution of natural gas, and 49% by private equity investors. The non-cancellable charter period of 10 years ends in December 2026. The initial term of the charter is 20 years. However, each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if SPEC waives its rights to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10.

The following table lists the entities included in these consolidated financial statements and their purpose as of December 31, 2018.

Jurisdiction of
Incorporation
Name	or Registration	Purpose
Höegh LNG Partners LP	Marshall Islands	Holding Company
Höegh LNG Partners Operating LLC (100% owned)	Marshall Islands	Holding Company
Hoegh LNG Services Ltd (100% owned)	United Kingdom	Administration Services Company
Hoegh LNG Lampung Pte. Ltd. (100% owned)	Singapore	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung (49% owned) (1)	Indonesia	Owns PGN FSRU Lampung
SRV Joint Gas Ltd. (50% owned) (2)	Cayman Islands	Owns Neptune
SRV Joint Gas Two Ltd. (50% owned) (2)	Cayman Islands	Owns Cape Ann
Höegh LNG FSRU III Ltd. (100% owned) (3) (5)	Cayman Islands	Owns 100% of Hoegh LNG Cyprus Limited
Hoegh LNG Cyprus Limited (100% owned) (3)	Cyprus	Owns Höegh Gallant
Hoegh LNG Cyprus Limited Egypt Branch (100% owned) (3)	Egypt	Branch of Hoegh LNG Cyprus Limited
Höegh LNG Colombia Holding Ltd. (100% owned) (4)	Cayman Islands	Owns 100% of Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S.
Höegh LNG FSRU IV Ltd. (100% indirectly owned) (4)	Cayman Islands	Owns Höegh Grace
Höegh LNG Colombia S.A.S. (100% indirectly owned) (4)	Colombia	Operating Company

(1)	PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated financial statements.
(2)	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.
(3)	The ownership interests were acquired on October 1, 2015.
(4)	The 51% of the ownership interests were acquired on January 3, 2017, and the remaining 49% of the o wnership interests we re acquired on December 1, 2017.
(5)	On January 31, 2019, Höegh LNG FSRU III Ltd. transferred its ownership in Hoegh LNG Cyprus Limited to Höegh LNG Partners Operating LLC.